|-------------------------------------|
                      |        SEMI-ANNUAL REPORT           |
                      |          APRIL 30, 2001             |
                      |-------------------------------------|

                      |-------------------------------------|
                      |              CAPSTONE               |
                      |               GROWTH                |
                      |             FUND, INC.              |
                      |-------------------------------------|

                      |-------------------------------------|
                      |                                     |
                      |   [LOGO]   A Member of              |
                      |         THE CAPSTONE GROUP          |
                      |          of Mutual Funds            |
                      |-------------------------------------|

                                                      CAPSTONE GROWTH FUND, INC.

Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Growth Funds, Inc. for the period ended April 30, 2001.

In response to a weakening economy, the Federal Reserve has taken steps to boost economic activity by reducing the Fed Funds rate five times so far this year, with this key rate falling from 6.5% to 4% from the beginning of January to May
15. An easing policy by the Federal Reserve has had a positive impact on equity prices in the past. As this is written, the S&P 500 Index is up about 11% for the quarter and down about 2% year-to-date.

If history provides any guidance, the opportunities in the equity market are brighter now than they have been in some time. While this might seem to be an odd statement in the light of reduced earnings expectations, a slowing economy, layoff announcements, and overall investor gloom, it is supported by experience.

Over nearly the past 50 years, there have been 53 occurrences where the S&P 500 has experienced two back-to-back quarters, which together registered a decline. The average decline of this nature has been -6.78%. The similar 143 "up" periods have risen on average 12.15%. What makes these figures interesting for investors is what happens after the market experiences a decline. Following a back-to-back decline, over the next 12 months, the S&P 500 has increased, on average, by 17.5%. In fact, after a deep decline, it is more likely that the market will rise more sharply than in other periods.

Enclosed is Capstone Asset Management Company's Privacy Policy. This notice is being sent to comply with new privacy regulations of the Securities and Exchange Commission. We thank you for your trust and support and welcome your comments and questions about your account or any other services we provide.


Sincerely,



/s/ EDWARD L. JAROSKI                              /s/ DAN E. WATSON
-----------------------------------                ----------------------------
Edward L. Jaroski                                  Dan E. Watson
President and Chairman of the Board                Executive Vice President

                                                     CAPSTONE GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------      -----
COMMON STOCK (99.18%)

ADVERTISING (0.69%)
Omnicom Group .......................................        5,660   $  497,231
                                                                     ----------

AEROSPACE & DEFENSE (2.18%)
Boeing Co. ..........................................       12,730      786,714
United Technologies Corp.............................       10,120      790,170
                                                                     ----------
                                                                      1,576,884

AGRICULTURE (2.18%)
Philip Morris Companies, Inc. .......................       31,480    1,577,463
                                                                     ----------

AUTO MANUFACTURERS (1.17%)
Ford Motor Co. ......................................       28,722      846,725
                                                                     ----------

BANKS (5.99%)
Bank of America Corp.................................       17,000      952,000
BB&T Corp............................................       23,000      814,660
JP Morgan Chase & Co.................................       28,080    1,347,278
State Street Corp. ..................................        4,490      465,972
Wells Fargo & Co.....................................       15,900      746,823
                                                                     ----------
                                                                      4,326,733
                                                                     ----------

COMPUTER HARDWARE (7.29%)
Compaq Computer Corp.................................       20,430      357,525
Dell Computer Corp.*.................................       22,300      586,267
Electronic Data Systems Corp. .......................        5,710      368,295
EMC Corp.-Mass.......................................       21,640      856,944
International Business Machines Corp.................       16,980    1,955,077
Lexmark International, Inc.* ........................        5,840      358,751
NCR Corp.* ..........................................        7,080      332,831
Veritas Software Corp.* .............................        7,700      458,997
                                                                     ----------
                                                                      5,274,687
                                                                     ----------

                                                     CAPSTONE GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------      -----
COMPUTER SERVICES & SOFTWARE (3.41%)
Automatic Data Processing ...........................        8,080   $  438,340
First Data Corp......................................       12,070      814,001
Intuit, Inc.* .......................................        8,330      266,893
Mercury Interactive Corp.* ..........................        4,930      326,119
Peoplesoft, Inc.* ...................................        5,960      220,758
Siebel Systems, Inc.* ...............................        8,840      402,927
                                                                     ----------
                                                                      2,469,038
                                                                     ----------

CONTAINERS (1.02%)
Pactiv Corp.*........................................       53,000      740,940
                                                                     ----------

COSMETICS & TOILETRIES (1.61%)
Colgate-Palmolive Co. ...............................        8,230      459,646
Kimberly-Clark Corp..................................       11,820      702,108
                                                                     ----------
                                                                      1,161,754
                                                                     ----------

ELECTRICAL COMPONENTS & EQUIPMENT (1.06%)
Emerson Electric Co..................................       11,550      769,808
                                                                     ----------

ELECTRONIC EQUIPMENT (0.64%)
Agilent Technologies, Inc.* .........................        6,660      259,807
Solectron Corp.* ....................................        8,110      206,399
                                                                     ----------
                                                                        466,206
                                                                     ----------

ENTERTAINMENT & LEISURE (0.85%)
Carnival Corp. ......................................        8,450      223,925
Sabre Holdings Corp.* ...............................        7,780      387,911
                                                                     ----------
                                                                        611,836
                                                                     ----------

                                                     CAPSTONE GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------      -----
FINANCIAL SERVICES (8.76%)
American Express Co..................................       13,470   $  571,667
Citigroup, Inc.......................................       40,242    1,977,894
Fannie Mae...........................................       11,160      895,702
Freddie Mac..........................................       10,350      681,030
Lehman Brothers Holdings, Inc........................        4,640      337,560
Merrill Lynch & Co...................................       11,820      729,294
Morgan Stanley Dean Witter & Co......................       11,480      720,829
Providian Financial Corp.............................        7,940      423,202
                                                                     ----------
                                                                      6,337,178
                                                                     ----------
FOOD & BEVERAGES (2.56%)
Anheuser Busch Companies, Inc........................       13,780      551,062
Coca-Cola Co.........................................       16,090      743,197
General Mills, Inc...................................       14,140      557,257
                                                                     ----------
                                                                      1,851,516
                                                                     ----------

HEALTHCARE (0.59%)
UnitedHealth Group, Inc..............................        6,500      425,620
                                                                     ----------

INSURANCE (4.67%)
American International Group.........................       18,736    1,532,605
Jefferson-Pilot Corp.................................       12,435      580,217
Loews Corp...........................................       12,800      862,848
Marsh & McLennan Cos.................................        4,160      401,190
                                                                     ----------
                                                                      3,376,860
                                                                     ----------
MEDIA (2.61%)
Gannett Co., Inc.....................................        9,940      641,627
McGraw-Hill Companies, Inc...........................       10,950      709,341
Viacom, Inc.*........................................       10,380      540,383
                                                                     ----------
                                                                      1,891,351
                                                                     ----------

MEDICAL PRODUCTS (2.28%)
Johnson & Johnson....................................       12,300    1,186,704
Medtronic, Inc.......................................       10,300      459,380
                                                                     ----------
                                                                      1,646,084
                                                                     ----------

                                                     CAPSTONE GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------      -----
MINING (0.81%)
Alcoa, Inc...........................................       14,080   $  582,912
                                                                     ----------

MISCELLANEOUS MANUFACTURING (9.89%)
Eaton Corp...........................................        5,190      382,036
General Electric Co..................................       67,590    3,280,143
Honeywell International, Inc.........................       13,307      650,446
Illinois Tool Works..................................        7,860      498,167
Minnesota Mining & Manufacturing Co..................        8,620    1,025,866
Textron, Inc.........................................        6,680      354,174
Tyco International Ltd...............................       18,040      962,795
                                                                     ----------
                                                                      7,153,627
                                                                     ----------
OIL & GAS (8.13%)
Amerada Hess Corp....................................        7,230      632,625
Chevron Corp.........................................       10,840    1,046,710
Exxon Mobil Corp.....................................       26,015    2,304,929
Kerr-McGee Corp......................................       10,580      758,057
Royal Dutch Petroleum Co.............................        8,820      525,055
Schlumberger, Ltd....................................        9,190      609,297
                                                                     ----------
                                                                      5,876,673
                                                                     ----------
PHARMACEUTICALS (9.59%)
Abbott Laboratories..................................       13,390      621,028
Bristol-Myers Squibb Co..............................       16,390      917,840
Eli Lilly & Co.......................................        9,090      772,650
Merck & Co., Inc.....................................       17,330    1,316,560
Pfizer, Inc..........................................       50,707    2,195,613
Pharmacia Corp.......................................        9,230      482,360
Schering-Plough Corp.................................       16,430      633,212
                                                                     ----------
                                                                      6,939,263
                                                                     ----------
PIPELINES (1.91%)
El Paso Corp.........................................       10,996      756,525
Enron Corp...........................................        9,980      625,946
                                                                     ----------
                                                                      1,382,471
                                                                     ----------

                                                     CAPSTONE GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------      -----
RETAIL (5.90%)
CVS Corp.............................................        5,290   $  311,846
Kohls Corp.*.........................................        8,050      491,533
Lowe's Cos...........................................        6,510      410,130
May Department Stores Co.............................        9,830      366,168
McDonald's Corp......................................       23,170      637,175
Target Corp..........................................       11,480      441,406
Wal Mart Stores, Inc.................................       31,080    1,608,079
                                                                     ----------
                                                                      4,266,337
                                                                     ----------
SEMICONDUCTOR EQUIPMENT (6.34%)
Analog Devices, Inc.*................................        8,580      405,920
Applied Materials, Inc.*.............................       14,500      791,700
Intel Corp...........................................       47,720    1,475,025
Kla-Tencor Corp.*....................................        8,800      483,648
Linear Technology Corp...............................        9,290      446,292
Texas Instruments, Inc...............................       15,840      613,008
Xilinx, Inc.*........................................        7,840      372,165
                                                                     ----------
                                                                      4,587,758
                                                                     ----------
TELECOMMUNICATIONS (7.05%)
Alltel Corp..........................................       11,210      612,178
BellSouth Corp.......................................       13,730      576,111
Comverse Technology, Inc.*...........................        4,110      281,535
Corning, Inc.........................................       10,930      240,132
Nextel Communications, Inc.*.........................       13,000      211,250
Qwest Communications International...................       11,070      452,763
SBC Communications, Inc..............................       28,210    1,163,662
Scientific-Atlanta, Inc..............................        3,380      195,127
Tellabs, Inc.*.......................................        7,330      257,356
Verizon Communications, Inc..........................       20,120    1,108,008
                                                                     ----------
                                                                      5,098,122
                                                                     ----------

                                                     CAPSTONE GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS - APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------      -----

     TOTAL COMMON STOCK (COST $58,275,544)                          $71,735,077
                                                                    -----------


MISCELLANEOUS ASSETS (0.46%)
Aim Prime Portfolio Money Market, Institutional Class....   16,822       16,822
S&P 500 Depositary Receipt...............................    2,500      312,275
                                                                    -----------
     TOTAL MISCELLANEOUS ASSETS (COST $311,372) .........               329,097
                                                                    -----------

REPURCHASE AGREEMENTS (0.40%)
Fifth Third Bank, 4.00%, dated 4/30/01, due 5/01/01,
repurchase price $289,650 (collateralized by FNMA Pool
#56947, 7.00%, due 11/01/16, market value $295,425)
(Cost $289,618)..........................................  289,618      289,618
                                                                    -----------

     TOTAL INVESTMENTS (100.04%)(COST $58,876,534) .....             72,353,792
     OTHER ASSETS AND LIABILITIES, NET (-0.04%) ........                (26,042)
                                                                    -----------
     TOTAL NET ASSETS-- (100%) .........................            $72,327,750
                                                                    ===========

* Non-income producing investment.






                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     CAPSTONE GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------


ASSETS:

      Investments, at market (identified cost $58,876,534) .......  $72,353,792
      Receivables:
      Dividends and interest .....................................       57,041
      Fund shares sold ...........................................        1,923
      Prepaid expenses ...........................................        2,060
                                                                    -----------
      Total assets ...............................................   72,414,816
                                                                    -----------

      LIABILITIES:

      Payables:
      Fund shares redeemed .......................................        2,800
      Accrued distribution fees ..................................       39,494
      Due to advisor .............................................       39,900
      Accrued expenses ...........................................        3,675
      Other liabilities ..........................................        1,197
                                                                    -----------
      Total liabilities ..........................................       87,066
                                                                    -----------

      NET ASSETS .................................................  $72,327,750
                                                                    ===========

      NET ASSETS CONSIST OF:

      Paid-in capital ............................................   59,229,321
      Accumulated realized loss on investments ...................     (431,731)
      Undistributed Net Investment Income ........................       52,902
      Net unrealized gain on investments .........................   13,477,258
                                                                    -----------

      Net Assets (200,000,000 of $.001 par value shares
         authorized, 5,018,049 shares outstanding) ...............  $72,327,750
                                                                    ===========

      Net Asset Value, offering and redemption
         price per share .........................................  $     14.41
                                                                    ===========




                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     CAPSTONE GROWTH FUND, INC.

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME:

      Interest....................................................  $     5,760
      Dividends...................................................      466,629
      Miscellaneous Income........................................       14,204
                                                                    -----------
           Total investment income................................      486,593
                                                                    -----------


EXPENSES:

      Investment advisory fees (Note 2)...........................      259,148
      Accounting fee (Note 2).....................................        6,095
      Custodian fees..............................................        3,023
      Transfer agency fees........................................       24,863
      Distribution fees (Note 2)..................................       92,482
      Trustee expense (Note 2)....................................        7,280
      Audit fees..................................................       12,893
      Legal fees..................................................        9,607
      Registration fees...........................................        4,272
      Miscellaneous expense.......................................        7,108
      Other.......................................................        6,920
                                                                    -----------
           Total expenses.........................................      433,691
                                                                    -----------
      Net investment income.......................................       52,902
                                                                    -----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

      Net realized loss on investments............................     (431,731)
      Net change in unrealized depreciation on investments........   (9,177,512)
                                                                    -----------
                                                                     (9,609,243)
                                                                    -----------

                Net increase in net assets
                   resulting from operations......................  $(9,556,341)
                                                                    ===========





                       SEE NOTES TO FINANCIAL STATEMENTS.



                                                     CAPSTONE GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                    FOR THE
                                                                  PERIOD ENDED      FOR THE YEAR
                                                                 APRIL 30, 2001         ENDED
                                                                   (UNAUDITED)     OCTOBER 31, 2000
                                                                 --------------    ----------------
OPERATIONS:

   Net investment income (loss).............................      $    52,902        $   (58,105)
   Net realized gain (loss) on investments..................         (431,731)         7,908,196
   Net change in unrealized depreciation on investments.....       (9,177,512)         3,227,989)
                                                                  -----------        -----------
   Net increase (decrease) in net assets resulting from
     operations.............................................       (9,556,341)         4,622,102
                                                                  -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income....................................               --            (95,795)
   Net realized gain on investments.........................       (7,908,196)        (5,958,890)
                                                                  -----------        -----------
   Net decrease in net assets resulting from distributions..       (7,908,196)        (6,054,685)
                                                                  -----------        -----------

CAPITAL SHARE TRANSACTIONS:

   Increase (decrease) in net assets from Fund share
     transactions...........................................        5,232,739           (242,209)
                                                                  -----------        -----------
         Increase (decrease) in net assets .................     (12,231,798)         (1,674,792)

NET ASSETS:

   Beginning of period......................................       84,559,548         86,234,340
                                                                  -----------        -----------

   End of period (including undistributed net investment
     income of $52,902 and $0, respectively)................      $72,327,750        $84,559,548
                                                                  ===========        ===========






                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     CAPSTONE GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each year indicated.

                                                  FOR THE
                                                PERIOD ENDED                YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2001   ------------------------------------------------
                                                (UNAUDITED)     2000        1999       1998       1997      1996
                                               --------------   ----        ----       ----       ----      ----

NET ASSET VALUE, BEGINNING OF PERIOD  ........     $18.11     $18.46      $15.18     $16.76     $15.56    $13.82
                                                   ------     ------      ------     ------     ------    ------

INVESTMENT OPERATIONS:
    Net investment income (loss)..............       0.01      (0.01)       0.02       0.12       0.16      0.22
    Net realized and unrealized gain (loss)
      on investments..........................      (2.01)      0.97        4.04       2.11       3.55      2.31
                                                   ------     ------      ------     ------     ------    ------
         Total from investment operations.....      (2.00)      0.96        4.06       2.23       3.71      2.53
                                                   ------     ------      ------     ------     ------    ------

DISTRIBUTIONS FROM:
    Net investment income.....................         --      (0.02)      (0.12)     (0.16)     (0.22)    (0.06)
    Net realized gains........................      (1.70)     (1.29)      (0.66)     (3.65)     (2.29)    (0.73)
                                                   ------     ------      ------     ------     ------    ------
      Total distributions.....................      (1.70)     (1.31)      (0.78)     (3.81)     (2.51)    (0.79)

NET ASSET VALUE, END OF PERIOD ...............     $14.41     $18.11      $18.46     $15.18     $16.76    $15.56
                                                   ======     ======      ======     ======     ======    ======


TOTAL RETURN .................................     (11.41)%     5.40%      27.77%     15.51%     26.91%     9.27%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (in 000's)......     72,328    $84,560     $86,234    $71,539    $69,609   $60,230
    Ratio of expenses to average net assets...       1.17%      1.18%       1.18%      1.27%      1.25%     1.29%
    Ratio of net investment income (loss)
      to average net assets...................       0.14%     (0.07)%      0.11%      0.81%      0.99%     1.31%
    Portfolio turnover rate...................         35%        55%         70%        93%       229%      173%




                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     CAPSTONE GROWTH FUND, INC.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2001 (UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

    Capstone Growth Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 (the "Act"), as a diversified open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation by primarily investing in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A) VALUATION OF SECURITIES - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. Short-term obligations are valued at amortized cost.

B) FEDERAL INCOME TAXES - No provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

C) CASH EQUIVALENTS - Funds on deposit in money market mutual fund accounts are considered to be a cash equivalent.

D) FUTURES CONTRACTS - Initial margin deposits required upon entering into futures contracts are made by depositing cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

    The Fund may purchase or sell stock index futures contracts only as a hedge against changes in the value of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of the risks inherent in the ongoing management of the Fund. Futures contracts involve credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund's credit risk is minimized by entering only into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market. The Fund assumes the market risk which arises from any changes in securities values.

                                                     CAPSTONE GROWTH FUND, INC.


E) USE OF ESTIMATES - The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F) OTHER - The Fund distributes its net investment income and net realized gains annually. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.


NOTE 2 - INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The Fund retains Capstone Asset Management Company ("CAMCO") as its Investment Adviser. Under the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average net assets at the annual rate of .75% on the first $50 million and .60% on the next $150 million.

    Capstone Asset Planning Company ("CAPCO") serves as Distributor of the Fund's shares. CAPCO is an affiliate of the Adviser, and both are wholly-owned subsidiaries of Capstone Financial Services, Inc. ("CFS").

    Effective October 7, 2000 Declaration Service Company replaced PFPC Inc. as transfer agent.

    The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse CAPCO for costs and expenses incurred with the distribution and marketing of shares of the Fund and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays CAPCO an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may reallocate to securities dealers (which may include CAPCO itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. The Plan permits CAPCO to carry forward for a maximum of twelve months distribution expenses covered by the Plan for which CAPCO has not yet received reimbursement. For the Period ended April 30, 2001, the Fund paid $92,482 in 12b-1 fees. Of this amount approximately 4.40% was paid to Service Organizations other than CAPCO.

    Certain officers and directors of the Fund who are also officers and directors of the Adviser, the Distributor or CFS, received no compensation from the Fund. For the period ended April 30, 2001, directors of the Fund who are not "interested persons" received directors' fees of $1,302.

                                                     CAPSTONE GROWTH FUND, INC.

NOTE 3 - CAPITAL STOCK

    At April 30, 2001 there were 5,018,049 shares outstanding. Transactions in capital stock were as follows:


                                                             PERIOD ENDED                  YEAR ENDED
                                                            APRIL 30, 2001              OCTOBER 31, 2000
                                                            --------------              ----------------
                                                     SHARES           AMOUNT        SHARES          AMOUNT
                                                     ------           ------        ------          ------

Shares sold....................................       19,539       $  290,968      329,813    $  6,088,255
Shares issued to shareholders in reinvestment
    of distributions...........................      444,110        6,657,206      291,464       5,118,145
                                                     -------       ----------      -------    ------------

                                                                                   621,277      11,206,400
Shares redeemed................................     (115,302)      (1,715,435)    (623,883)    (11,448,609)
                                                     -------       ----------      -------    ------------
Net increase (decrease)........................      348,347       $5,232,739       (2,606)   $   (242,209)
                                                     =======       ==========      =======    ============


NOTE 4 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities other than U.S. Government securities and short-term investments aggregated $26,328,543 and $29,069,050 respectively. At April 30, 2001 the cost of investments for Federal income tax purposes was $58,876,534. Accumulated net unrealized appreciation on investments was $13,477,258 consisting of $16,921,287 gross unrealized appreciation and $3,444,029 gross unrealized depreciation.

                           CAPSTONE GROWTH FUND, INC.
                           5847 SAN FELIPE, SUITE 4100
                              HOUSTON, TEXAS 77057
                                 1-800-262-6631

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2001

-------------------------------------------------------------------------------

      DIRECTORS                               OFFICERS
      ---------                               --------

      Edward L. Jaroski                       Dan E. Watson
                                                  President
      James F. Leary
                                              Edward L. Jaroski
      John R. Parker                              Executive Vice President

      Bernard J. Vaughan                      Linda G. Giuffre
                                                  Secretary/Treasurer

-------------------------------------------------------------------------------

      INVESTMENT ADVISER & ADMINISTRATOR      TRANSFER AGENT
      ----------------------------------      --------------

      Capstone Asset Management Company       Declaration Service Company
      5847 San Felipe                         555 North Lane
      Suite 4100                              Suite 6160
      Houston, TX 77057                       Conshohocken, PA 19420
                                              1-800-845-2340


      DISTRIBUTOR                             CUSTODIAN
      -----------                             ---------

      Capstone Asset Planning Company         Fifth Third Bank
      5847 San Felipe, Suite 4100             Fifth Third Center
      Houston, TX 77057                       38 Fountain Square Plaza
      1-800-262-6631                          Cincinnati, OH 45263


                        AUDITORS
                        --------

                        Briggs, Bunting & Dougherty, LLP
                        Two Logan Square, Suite 2121
                        Philadelphia, PA 19103-4901

        [LOGO] THE CAPSTONE GROUP
                OF MUTUAL FUNDS

|----------------------------------------|
|   EQUITY                               |
|     CAPSTONE GROWTH FUND, INC.         |
|     CSF LARGE CAP EQUITY INDEX FUND*   |
|     CSF SMALL CAP EQUITY INDEX FUND*   |
|     SERV LARGE CAP EQUITY FUND**       |
|     SERV SMALL CAP EQUITY FUND**       |
|----------------------------------------|

|----------------------------------------|
|   FIXED INCOME                         |
|     CSF BOND INDEX FUND*               |
|     SERV BOND FUND**                   |
|     SERV SHORT-TERM BOND FUND**        |
|-----------------------------------------

|----------------------------------------|
|   INTERNATIONAL/GLOBAL                 |
|     CSF INTERNATIONAL INDEX FUND*      |
|     SERV INTERNATIONAL FUND**          |
|----------------------------------------|

|----------------------------------------
|   MONEY MARKET                         |
|     SERV MONEY MARKET FUND**           |
|----------------------------------------|

 *Series of the Christian Stewardship Funds
**Series of the Capstone Social Ethics and Religious Values Fund

For more complete information about the Capstone Funds, including charges and expenses, contact the Distributor at the address below to receive additional prospectuses.
Please read it carefully before you invest or send money.

This publication must be accompanied or preceded by a current prospectus for Capstone Growth Fund, Inc.

           CAPSTONE ASSET PLANNING COMPANY
             5847 SAN FELIPE, SUITE 4100
                HOUSTON, TEXAS 77057
                   1-800-262-6631